UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10405

Alpine Series Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215
Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577

(Name and address of agent for service)

Copy to:
Rose DiMartino
Attorney at Law
Willkie Farr & Gallagher
787 7th Avenue, 40th FL
New York, NY 10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2011

Item 1 - Schedule of Investments.

Alpine Dynamic Balance Fund

Schedule of Portfolio Investments
January 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stocks-72.5%

Aerospace & Defense-1.3%
15,000	Honeywell International, Inc.	$840,150

Auto Components-3.5%
30,500	Autoliv, Inc.	2,342,400

Capital Markets-1.8%
25,900	State Street Corp.	1,210,048

Chemicals-1.2%
3,200	Air Products & Chemicals, Inc.	279,200
2,000	Eastman Chemical Co.	185,720
3,000	Lubrizol Corp.	322,380

		787,300

Commercial Banks-5.3%
18,000	Bancorp Rhode Island, Inc.	542,880
10,000	Pacific Continental Corp.	101,500
5,000	PNC Financial Services Group, Inc.	300,000
7,495	Southside Bancshares, Inc.	160,543
7,293	Susquehanna Bancshares, Inc.	69,721
31,500	Valley National Bancorp	426,195
69,501	Webster Financial Corp.	1,590,183
10,432	Wells Fargo & Co.	338,205

		3,529,227

Commercial Services & Supplies-1.0%
27,500	McGrath RentCorp	694,100

Containers & Packaging-0.4%
30,000	Boise, Inc.	269,700

Diversified Financial Services-6.8%
63,041	Bank of America Corp.	865,553
143,670	Citigroup, Inc. (a)	692,489
2,600	CME Group, Inc.	802,256
45,600	JPMorgan Chase & Co.	2,049,264
10,406	Medallion Financial Corp.	81,479

		4,491,041

Electric Utilities-2.4%
51,000	Allegheny Energy, Inc.	1,314,780
6,900	American Electric Power Co., Inc.	246,192

		1,560,972

Electrical Equipment-3.4%
22,500	AMETEK, Inc.	917,550
10,700	Emerson Electric Co.	630,016
7,700	Preformed Line Products Co.	470,547
4,000	Regal-Beloit Corp.	266,960

		2,285,073

Electronic Equipment, Instruments & Components-0.1%
5,000	Electro Rent Corp.	73,800

Food & Staples Retailing-3.1%
20,000	CVS Caremark Corp.	684,000
20,000	Sysco Corp.	582,800
20,000	Walgreen Co.	808,800

		2,075,600

Food Products-1.4%
10,000	H.J. Heinz Co.	475,000
9,000	Kellogg Co.	452,700

		927,700

Health Care Equipment & Supplies-3.4%
4,000	Alcon, Inc.	651,440
8,600	Becton, Dickinson & Co.	713,370
15,000	Teleflex, Inc.	859,800

		2,224,610

Health Care Providers & Services-1.3%
13,000	MEDNAX, Inc. (a)	859,950

Hotels, Restaurants & Leisure-0.7%
10,000	Darden Restaurants, Inc.	471,100

Household Durables-1.1%
20,000	Hovnanian Enterprises, Inc.-Class A (a)	88,400
28,000	Lennar Corp.-Class A	542,080
10,000	Pulte Group, Inc. (a)	78,900

		709,380

Household Products-0.5%
4,000	Colgate-Palmolive Co.	307,080

Industrial Conglomerates-3.6%
10,000	3M Co.	879,200
74,600	General Electric Co.	1,502,444

		2,381,644

Insurance-0.8%
5,000	Chubb Corp.	289,650
12,227	Fidelity National Financial, Inc.-Class A	164,453
699	Prudential Financial, Inc.	42,996

		497,099

IT Services-2.7%
5,374	Fidelity National Information Services, Inc.-Class A	163,531
10,000	International Business Machines Corp.	1,620,000

		1,783,531

Machinery-1.7%
14,800	Lincoln Electric Holdings, Inc.	1,002,256
10,000	Wabash National Corp. (a)	113,600

		1,115,856

Media-0.2%
7,692	CBS Corp.-Class B	152,532

Metals & Mining-0.8%
5,000	Freeport-McMoRan Copper & Gold, Inc.	543,750

Oil, Gas & Consumable Fuels-6.8%
59,000	CONSOL Energy, Inc.	2,932,300
8,000	El Paso Pipeline Partners LP	277,840
8,000	Hess Corp.	672,960
20,000	Penn Virginia Corp.	347,600
7,547	World Fuel Services Corp.	283,315

		4,514,015

Pharmaceuticals-2.9%
7,000	Abbott Laboratories	316,120
27,000	Johnson & Johnson	1,613,790

		1,929,910

Real Estate Investment Trusts-11.2%
13,636	American Capital Agency Corp.	391,217
13,000	Boston Properties, Inc.	1,226,810
100,000	CBL & Associates Properties, Inc.	1,706,000
13,804	Developers Diversified Realty Corp.	187,734
46,357	DiamondRock Hospitality Co. (a)	562,311
4,286	DuPont Fabros Technology, Inc.	98,235
20,000	Invesco Mortgage Capital, Inc.	447,400
12,700	ProLogis	189,484
23,823	Simon Property Group, Inc.	2,416,843
20,000	Two Harbors Investment Corp.	201,000

		7,427,034

Road & Rail-1.4%
15,000	Norfolk Southern Corp.	917,850

Semiconductors & Semiconductor Equipment-0.6%
10,000	Microchip Technology, Inc.	364,700

Thrifts & Mortgage Finance-0.9%
75,600	Federal National Mortgage Association (a)	42,034
31,500	New York Community Bancorp, Inc.	577,080

		619,114

Water Utilities-0.2%
5,000	SJW Corp.	122,200

	Total Common Stocks (Cost $45,801,765)	48,028,466

Principal Amount

Bonds and Notes-20.9%

U.S. Treasury Bonds-17.8%
$6,000,000	6.000%, 02/15/2026	7,306,872
4,000,000	5.250%, 11/15/2028	4,492,500

		11,799,372

U.S. Treasury Notes-3.1%
2,000,000	5.000%, 08/15/2011	2,051,640

	Total Bonds and Notes (Cost $14,083,720)	13,851,012

Short-Term Investments-6.4%
4,273,000	State Street Eurodollar Time Deposit, 0.01%	4,273,000

	Total Short-Term Investments (Cost $4,273,000)	4,273,000

	Total Investments (Cost $64,158,485)-99.8%	66,152,478
	Other Assets in Excess of Liabilities-0.2%	137,431

	TOTAL NET ASSETS 100.0%	$66,289,909

Percentages are stated as a percent of net assets.
(a) Non-income producing security.

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments
January 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stocks-94.0%

Automobiles & Components-2.5%
82,100	Hyundai Motor Co.	$13,106,127
80,545	Johnson Controls, Inc.	3,092,122

		16,198,249

Capital Goods-12.7%
514,800	Atlas Copco AB-A Shares	12,355,870
637,200	Cookson Group PLC (a)	6,782,546
74,700	FLSmidth & Co. A/S	6,418,341
864,236	Mills Estruturas e Servicos de Engenharia SA	10,830,493
732,500	Orkla ASA	6,595,214
113,386	Snap-On, Inc.	6,421,049
77,799	The Boeing Co.	5,405,475
96,743	United Technologies Corp.	7,865,206
321,600	Volvo AB-B Shares (a)	5,569,716
301,782	Wabash National Corp. (a)	3,428,244
135,700	Wartsila OYJ	10,478,764

		82,150,918

Commercial & Professional Services-2.5%
337,605	Healthcare Services Group, Inc.	5,347,663
589,419	Multiplus SA	11,024,977

		16,372,640

Consumer Durables & Apparel-4.1%
582,500	JM AB	13,479,511
38,923	NIKE, Inc.-Class B	3,210,369
205,935	Tupperware Brands Corp.	9,421,526

		26,111,406

Consumer Services-3.8%
443,086	Anhanguera Educacional Participacoes SA	9,396,257
640,400	Estacio Participacoes SA	9,220,192
76,100	McDonald’s Corp.	5,606,287

		24,222,736

Diversified Financials-10.8%
66,558	BlackRock, Inc.	13,179,815
694,705	Dundee Capital Markets, Inc.	756,208
12,345	DundeeWealth, Inc.	237,074
279,868	JPMorgan Chase & Co.	12,577,268
941,230	KKR & Co. Guernsey LP	14,109,038
230,791	Lazard, Ltd.-Class A	9,628,600
278,661	Morgan Stanley	8,192,633
493,813	Och-Ziff Capital Management Group, LLC	7,930,637
19,485	The Goldman Sachs Group, Inc.	3,188,136

		69,799,409

Energy-11.8%
57,620	Alpha Natural Resources, Inc. (a)	3,095,923
66,994	Apache Corp.	7,996,404
118,066	Baker Hughes, Inc.	8,088,702
1,386,539	Cairn Energy PLC (a)	9,201,719
44,757	Frontline, Ltd.	1,158,033
166,300	Halliburton Co.	7,483,500
83,280	Hess Corp.	7,005,513
95,876	Occidental Petroleum Corp.	9,269,292
75,616	Schlumberger, Ltd.	6,729,068
494,300	Seadrill, Ltd.	16,261,558

		76,289,712

Food & Staples Retailing-3.3%
197,600	George Weston, Ltd.	13,988,979
330,388	The Kroger Co.	7,070,303

		21,059,282

Food, Beverage & Tobacco-3.1%
12,286,400	Global Dairy Holdings, Ltd. (a)	3,908,124
15,303	M Dias Branco SA	338,751
10,378,700	Marine Harvest ASA	11,680,844
49,445	PepsiCo, Inc.	3,179,808
400,800	Shree Renuka Sugars, Ltd.	719,362

		19,826,889

Health Care Equipment & Services-1.1%
134,800	Diagnosticos da America SA	1,637,542
238,425	Meridian Bioscience, Inc.	5,231,044

		6,868,586

Household & Personal Products-3.3%
188,404	Avon Products, Inc.	5,333,717
56,545	Colgate-Palmolive Co.	4,340,960
962,972	Hypermarcas SA (a)	11,461,270

		21,135,947

Materials-6.5%
58,328	AK Steel Holding Corp.	927,415
73,400	BHP Billiton, Ltd.-ADR	6,534,802
59,192	Freeport-McMoRan Copper & Gold, Inc.	6,437,130
305,414	Grande Cache Coal Corp. (a)	3,256,082
67,900	K+S AG	5,019,197
204,907	Mechel-ADR	6,460,718
108,661	Teck Resources, Ltd.-Class B	6,584,856
53,532	Walter Energy, Inc.	6,973,614

		42,193,814

Media-3.0%
149,300	Lagardere SCA	6,644,481
1,049,348	Regal Entertainment Group-Class A	12,760,072

		19,404,553

Pharmaceuticals, Biotechnology & Life Sciences-3.9%
268,043	Abbott Laboratories	12,104,822
132,200	AstraZeneca PLC-ADR	6,464,580
117,800	Novartis AG-ADR	6,580,308

		25,149,710

Retailing-0.3%
34,217	Abercrombie & Fitch Co.-Class A	1,724,879

Semiconductors & Semiconductor Equipment-1.8%
301,767	Intel Corp.	6,475,920
138,527	Microchip Technology, Inc.	5,052,080

		11,528,000

Software & Services-3.9%
98,426	International Business Machines Corp.	15,945,012
121,854	Microsoft Corp.	3,378,402
425,720	Misys PLC (a)	2,301,523
46,089	Visa, Inc.-Class A	3,219,317

		24,844,254

Technology, Hardware & Equipment-1.1%
150,429	Hewlett-Packard Co.	6,873,101

Telecommunication Services-2.4%
700,600	Tele2 AB-B Shares	15,479,212

Transportation-5.1%
169,300	Dollar Thrifty Automotive Group, Inc. (a)	8,214,436
881,636	Julio Simoes Logistica SA (a)	6,193,322
50,565	Norfolk Southern Corp.	3,094,072
62,725	Ryder System, Inc.	3,015,818
75,590	United Parcel Service, Inc.-Class B	5,413,756
293,462	Werner Enterprises, Inc.	7,233,838

		33,165,242

Utilities-7.0%
231,200	Fortum OYJ	7,122,320
2,857,700	International Power PLC	19,354,127
288,201	ITC Holdings Corp.	18,934,806

		45,411,253

	Total Common Stocks (Cost $492,716,965)	605,809,792

Equity-Linked Structured Notes-2.0%

Pharmaceuticals, Biotechnology & Life Sciences -2.0%
268,465	AstraZeneca PLC-Macquarie Bank, Ltd. (a)(b)	13,032,386

	Total Equity-Linked Structured Notes (Cost $13,038,516)	13,032,386

Investment Companies-1.2%
490,538	Financial Select Sector SPDR Fund	8,044,823

	Total Investment Companies (Cost $7,982,271)	8,044,823

	Total Investments (Cost $513,737,752)-97.2%	626,887,001
	Other Assets in Excess of Liabilities-2.8%	17,735,262

	TOTAL NET ASSETS-100.0%	$644,622,263

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 2.0% of the Fund’s net assets.
AB-Aktiebolag is the Swedish equivalent of the term corporation.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.
A/S-Aktieselskab is the Danish term for a stock-based corporation.
OYJ-Osakeyhtio is the Finnish equivalent of a limited company.
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SCA-Societe en Commandite par actions is the French equivalent of a limited partnership.

Alpine Dynamic Financial Services Fund

Schedule of Portfolio Investments
January 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stocks-102.3%

Capital Markets-20.3%
10,000	Artio Global Investors, Inc.	$146,500
25,000	BGC Partners, Inc.-Class A	202,500
20,000	Blackstone Group LP	314,600
43,033	Cowen Group, Inc.-Class A (a)	194,940
18,500	GFI Group, Inc.	94,720
5,173	Interactive Brokers Group, Inc.-Class A	83,648
2,000	Investment Technology Group, Inc. (a)	36,860
13,000	JMP Group, Inc.	97,370
1,000	Legg Mason, Inc.	33,130
25,100	MF Global Holdings, Ltd. (a)	207,828
2,000	Och-Ziff Capital Management Group, LLC	32,120
2,500	optionsXpress Holdings, Inc.	37,150
35,000	Sanders Morris Harris Group, Inc.	242,900
4,000	TradeStation Group, Inc. (a)	27,880

		1,752,146

Commercial Banks-51.2%
45,165	1st United Bancorp, Inc. (a)	295,831
3,000	American River Bankshares (a)	19,620
53,940	Bank of Commerce Holdings	223,851
55,712	Bank of Virginia (a)	157,386
55,000	Banner Corp.	129,800
13,428	Barclays PLC	63,185
14,000	Boston Private Financial Holdings, Inc.	93,940
15,000	California United Bank (a)	191,250
4,000	Cardinal Financial Corp.	44,000
80,000	Carolina Trust Bank (a)	247,600
23,800	Centerstate Banks, Inc.	174,692
34,337	Citizens First Corp. (a)	260,103
7,000	Columbia Banking System, Inc.	140,700
4,700	Community National Bank of the Lakeway Area (a)	11,163
1,800	Evans Bancorp, Inc.	26,190
4,000	First Business Financial Services, Inc.	49,120
80,000	First California Financial Group, Inc. (a)	253,600
1,000	FirstMerit Corp.	18,320
37,000	National Bank of Greece SA-ADR	70,670
10,200	New Century Bancorp, Inc. (a)	51,306
400	North Valley Bancorp (a)	3,672
2,375	Old Point Financial Corp.	27,099
4,000	Oriental Financial Group, Inc.	47,280
12,042	Pacific Mercantile Bancorp (a)	46,241
18,276	Pacific Premier Bancorp, Inc. (a)	121,901
75,000	Republic First Bancorp, Inc. (a)	238,500
3,120	Rurban Financial Corp. (a)	11,388
100,000	Seacoast Banking Corp. of Florida (a)	170,000
38,750	Southern National Bancorp of Virginia, Inc. (a)	293,337
5,000	State Bancorp, Inc.	47,750
2,500	Sterling Bancorp	24,475
30,000	Sterling Bancshares, Inc.	266,100
6,000	Summit State Bank	38,520
152,347	Synovus Financial Corp.	402,196
5,000	The Savannah Bancorp, Inc.	37,400
22,663	Tidelands Bancshares, Inc. (a)	27,422
34,300	United Community Banks, Inc. (a)	58,310
2,430	Valley Commerce Bancorp (a)	21,870
1,974	Yadkin Valley Financial Corp. (a)	5,448

		4,411,236

Diversified Financial Services-12.5%
7,124	BM&F Bovespa SA	49,788
665	CME Group, Inc.	205,192
5,173	Interactive Brokers Group, Inc.-Class A	83,648
4,315	IntercontinentalExchange, Inc. (a)	519,914
4,000	NYSE Euronext	127,240
7,000	The NASDAQ OMX Group, Inc. (a)	171,360

		1,073,494

Health Care Providers & Services-0.7%
25,000	Tempo Participacoes SA (a)	63,589

Industrial Conglomerates-1.6%
7,000	General Electric Co.	140,980

Real Estate Investment Trusts-2.4%
5,114	American Capital Agency Corp.	146,721
3,700	Chatham Lodging Trust	61,198

		207,919

Thrifts & Mortgage Finance-13.6%
44,762	Alliance Bancorp, Inc. of Pennsylvania	481,192
1,700	Astoria Financial Corp.	24,208
463	BankUnited, Inc. (a)	12,964
5,000	Central Federal Corp. (a)	9,900
2,144	Fidelity Bancorp, Inc.	15,544
1,260	First Community Bank Corp. of America (a)	1,550
5,895	First Pactrust Bancorp, Inc.	82,058
40,000	Flagstar Bancorp, Inc. (a)	63,200
8,650	HopFed Bancorp, Inc.	81,310
1,100	Parkvale Financial Corp.	11,825
50,000	Provident Financial Holdings, Inc.	387,500
130,000	United Western Bancorp, Inc. (a)	1,300

		1,172,551

	Total Common Stocks (Cost $11,643,556)	8,821,915

Investment Companies-2.5%
16,950	Direxion Daily Financial Bear 3X Shares (a)	145,261
4,000	Direxion Daily Large Cap Bear 3X Shares (a)	32,560
2,500	ProShares UltraShort Financials (a)	37,100

	Total Investment Companies (Cost $457,019)	214,921

	Total Investments (Cost $12,100,575)-104.8%	9,036,836
	Liabilities in Excess of Other Assets-(4.8)%	(415,372)

	TOTAL NET ASSETS 100.0%	$8,621,464

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
ADR-American Depositary Receipt
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.

Alpine Dynamic Innovators Fund

Schedule of Portfolio Investments
January 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stocks-100.7%

Aerospace & Defense-1.0%
4,000	Aerovironment, Inc. (a)	$112,800

Biotechnology-0.9%
5,000	Myriad Genetics, Inc. (a)	99,800

Chemicals-6.7%
7,000	Air Products & Chemicals, Inc.	610,750
20,000	Zagg, Inc. (a)	181,000

		791,750

Commercial Banks-2.9%
11,000	SunTrust Banks, Inc.	334,730

Computers & Peripherals-2.7%
5,000	Hewlett-Packard Co.	228,450
3,000	Synaptics, Inc. (a)	85,380

		313,830

Diversified Financial Services-2.1%
800	CME Group, Inc.	246,848

Diversified Telecommunication Services-1.3%
2,500	AboveNet, Inc.	148,900

Electrical Equipment-4.8%
20,000	LSI Industries, Inc.	148,800
57,000	PowerSecure International, Inc. (a)	417,240

		566,040

Electronic Equipment, Instruments & Components-12.7%
21,000	FLIR Systems, Inc. (a)	651,840
13,000	Itron, Inc. (a)	754,260
6,975	MOCON, Inc.	89,768

		1,495,868

Health Care Equipment & Supplies-5.7%
2,500	ABIOMED, Inc. (a)	24,500
5,000	Alere, Inc. (a)	195,850
1,400	Intuitive Surgical, Inc. (a)	452,074

		672,424

Health Care Providers & Services-10.4%
17,000	Bio-Reference Labs, Inc. (a)	392,530
3,000	HMS Holdings Corp. (a)	193,020
8,000	MEDNAX, Inc. (a)	529,200
4,226	RehabCare Group, Inc. (a)	103,791

		1,218,541

Health Care Technology-2.5%
6,428	Allscripts Healthcare Solutions, Inc. (a)	135,695
2,000	Quality Systems, Inc.	159,680

		295,375

Internet & Catalog Retail-11.0%
3,000	priceline.com, Inc. (a)	1,285,560

Internet Software & Services-3.6%
700	Google, Inc.-Class A (a)	420,252

Life Sciences Tools & Services-7.3%
1,000	Bio-Rad Laboratories, Inc.-Class A (a)	108,880
4,000	Charles River Laboratories International, Inc. (a)	153,400
11,000	Life Technologies Corp. (a)	597,190

		859,470
Machinery-11.0%
4,000	Flowserve Corp.	499,960
25,000	ISE, Ltd.	250
3,391	Middleby Corp. (a)	277,418
32,857	Westport Innovations, Inc. (a)	515,159

		1,292,787

Pharmaceuticals-0.7%
5,000	The Medicines Co. (a)	78,400

Semiconductors & Semiconductor Equipment-4.2%
5,000	ARM Holdings PLC-ADR	125,200
15,000	DSP Group, Inc. (a)	112,350
6,000	Veeco Instruments, Inc. (a)	259,560

		497,110

Software-9.2%
16,400	ANSYS, Inc. (a)	860,180
6,000	Interactive Intelligence, Inc. (a)	196,380
8,000	Scientific Learning Corp. (a)	26,800

		1,083,360

	Total Common Stocks (Cost $10,488,545)	11,813,845

	Total Investments (Cost $10,488,545)-100.7%	11,813,845
	Liabilities in Excess of Other Assets-(0.7)%	(81,209)

	TOTAL NET ASSETS 100.0%	$11,732,636

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
ADR-American Depositary Receipt
PLC-Public Limited Company

Alpine Dynamic Transformations Fund

Schedule of Portfolio Investments
January 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stocks-97.5%

Aerospace & Defense-0.7%
1,500	Aerovironment, Inc. (a)	$42,300

Air Freight & Logistics-6.7%
3,100	Atlas Air Worldwide Holdings, Inc. (a)	157,511
3,000	FedEx Corp.	270,960

		428,471

Auto Components-9.9%
6,000	Autoliv, Inc.	460,800
4,063	Tenneco, Inc. (a)	167,924

		628,724

Biotechnology-1.6%
5,000	Myriad Genetics, Inc. (a)	99,800

Chemicals-3.1%
1,000	Lubrizol Corp.	107,460
10,000	Zagg, Inc. (a)	90,500

		197,960

Commercial Banks-1.9%
1,000	PNC Financial Services Group, Inc.	60,000
1,991	Wells Fargo & Co.	64,548

		124,548

Computers & Peripherals-2.1%
3,000	Hewlett-Packard Co.	137,070

Diversified Financial Services-5.1%
10,000	Bank of America Corp.	137,300
600	CME Group, Inc.	185,136

		322,436

Electronic Equipment, Instruments & Components-2.4%
4,940	FLIR Systems, Inc. (a)	153,338

Energy Equipment & Services-1.2%
8,000	ION Geophysical Corp. (a)	76,080

Health Care Equipment & Supplies-9.5%
2,000	Edwards Lifesciences Corp. (a)	168,580
1,000	Intuitive Surgical, Inc. (a)	322,910
2,000	Teleflex, Inc.	114,640

		606,130

Health Care Providers & Services-7.0%
3,305	Emergency Medical Services Corp. (a)	223,088
50,000	HearUSA, Inc. (a)	25,750
8,000	RehabCare Group, Inc. (a)	196,480

		445,318

Health Care Technology-0.5%
1,428	Allscripts Healthcare Solutions, Inc. (a)	30,145

Hotels, Restaurants & Leisure-2.5%
5,000	Starbucks Corp.	157,650

Household Durables-3.6%
1,500	Pulte Group, Inc. (a)	11,835
5,000	Tempur-Pedic International, Inc. (a)	218,200

		230,035

Industrial Conglomerates-4.6%
8,000	Cookson Group PLC (a)	85,154
10,300	General Electric Co.	207,442

		292,596

Insurance-0.2%
210	Prudential Financial, Inc.	12,917

Internet & Catalog Retail-5.4%
800	priceline.com, Inc. (a)	342,816

Internet Software & Services-1.9%
	200 Google, Inc.-Class A (a)	120,072

Machinery-10.8%
400	Cummins, Inc.	42,352
5,000	Pall Corp.	277,050
3,000	Snap-On, Inc.	169,890
5,000	Wabash National Corp. (a)	56,800
9,037	Westport Innovations, Inc. (a)	142,513

		688,605

Metals & Mining-7.9%
6,000	Northern Dynasty Minerals, Ltd. (a)	110,220
3,000	Walter Energy, Inc.	390,810

		501,030

Oil, Gas & Consumable Fuels-0.7%
372	Apache Corp.	44,402

Real Estate Investment Trusts-0.3%
1,095	Walter Investment Management Corp.	19,820

Semiconductors & Semiconductor Equipment-3.8%
10,000	Conexant Systems, Inc. (a)	20,900
20,000	GT Solar International, Inc. (a)	220,900

		241,800

Software-2.5%
5,000	Oracle Corp.	160,150

Textiles, Apparel & Luxury Goods-1.6%
4,000	Maidenform Brands, Inc. (a)	102,960

	Total Common Stocks (Cost $4,454,026)	6,207,173

Principal Amount

Short-Term Investments-2.8%
$177,000	State Street Eurodollar Time Deposit, 0.01%	177,000

	Total Short-Term Investments (Cost $177,000)	177,000

	Total Investments (Cost $4,631,026)-100.3%	6,384,173

	Liabilities in Excess of Other Assets-(0.3)%	(19,748)

	TOTAL NET ASSETS 100.0%	$6,364,425

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
PLC-Public Limited Company

Alpine Accelerating Dividend Fund

Schedule of Portfolio Investments
January 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stocks-94.8%

Aerospace & Defense-2.1%
650	United Technologies Corp.	$52,845

Beverages-4.2%
800	Anheuser-Busch InBev NV-ADR	44,248
1,000	PepsiCo, Inc.	64,310

		108,558

Capital Markets-2.5%
111	BlackRock, Inc.	21,980
2,750	KKR & Co. Guernsey LP	41,223

		63,203

Chemicals-3.7%
700	Air Products & Chemicals, Inc.	61,075
375	Praxair, Inc.	34,890

		95,965

Commercial Banks-2.2%
1,642	Banco do Brasil SA	29,315
1,250	Danvers Bancorp, Inc.	26,950

		56,265

Communications Equipment-1.6%
1,950	Cisco Systems, Inc. (a)	41,243

Construction & Engineering-3.9%
2,500	Aecon Group, Inc.	24,617
30,000	China State Construction International Holdings, Ltd.	29,551
800	Vinci SA	46,316

		100,484

Containers & Packaging-1.5%
1,075	Sonoco Products Co.	38,216

Diversified Financial Services-3.8%
2,100	Bank of America Corp.	28,833
120	CME Group, Inc.	37,027
700	JPMorgan Chase & Co.	31,458

		97,318

Electric Utilities-1.3%
282	EVN AG	4,738
1,800	Light SA	28,237

		32,975

Energy Equipment & Services-4.8%
730	Schlumberger, Ltd.	64,962
1,750	Seadrill, Ltd.	57,572

		122,534

Food & Staples Retailing-2.6%
300	George Weston, Ltd.	21,238
1,100	Walgreen Co.	44,484

		65,722

Food Products-4.0%
1,180	General Mills, Inc.	41,040
500	The J.M. Smucker Co.	31,080
2,700	Viterra, Inc.	31,548

		103,668

Gas Utilities-1.2%
1,000	UGI Corp.	31,350

Health Care Equipment & Supplies-1.9%
600	Becton, Dickinson & Co.	49,770

Health Care Providers & Services-1.6%
1,025	UnitedHealth Group, Inc.	42,076

Hotels, Restaurants & Leisure-1.5%
850	Carnival Corp.	38,004

Household Products-2.0%
800	The Procter & Gamble Co.	50,504

Independent Power Producers & Energy Traders-0.8%
3,000	International Power PLC	20,318

Industrial Conglomerates-3.5%
475	3M Co.	41,762
1,050	Tyco International, Ltd.	47,071

		88,833

IT Services-3.6%
400	International Business Machines Corp.	64,800
400	Visa, Inc.-Class A	27,940

		92,740

Machinery-4.6%
800	Dover Corp.	51,280
3,000	Rocky Mountain Dealerships, Inc.	28,312
680	Snap-On, Inc.	38,508

		118,100

Media-4.2%
1,299	CBS Corp.-Class B	25,759
2,400	Comcast Corp.-Class A	54,600
1,100	SES SA	26,507

		106,866

Metals & Mining-2.5%
1,850	Vale SA-ADR	64,435

Multi-Utilities-2.0%
1,450	Avista Corp.	32,843
300	Wisconsin Energy Corp.	18,087

		50,930

Oil, Gas & Consumable Fuels-4.4%
675	Chevron Corp.	64,078
1,400	El Paso Pipeline Partners LP	48,622

		112,700

Personal Products-1.1%
2,300	Hypermarcas SA (a)	27,375

Pharmaceuticals-1.7%
950	Abbott Laboratories	42,902

Real Estate Investment Trusts-1.6%
682	American Capital Agency Corp.	19,567
1,389	Apollo Commercial Real Estate Finance, Inc.	22,821

		42,388

Road & Rail-3.5%
900	Norfolk Southern Corp.	55,071
2,700	Tegma Gestao Logistica SA	34,759

		89,830

Semiconductors & Semiconductor Equipment-5.4%
1,000	Avago Technologies, Ltd.	28,710
2,250	Intel Corp.	48,285
1,800	Linear Technology Corp.	62,622

		139,617

Software-2.5%
1,750	Microsoft Corp.	48,519
150	Totvs SA	14,577

		63,096

Specialty Retail-1.7%
1,000	Guess?, Inc.	42,780

Textiles, Apparel & Luxury Goods-2.4%
450	NIKE, Inc.-Class B	37,116
300	VF Corp.	24,816

		61,932

Thrifts & Mortgage Finance-2.4%
3,950	Brookline Bancorp, Inc.	42,778
1,500	ViewPoint Financial Group	19,013

		61,791

Transportation Infrastructure-0.5%
24,000	GZI Transport, Ltd.	13,544

	Total Common Stocks (Cost $2,093,800)	2,430,877

Equity-Linked Structured Notes-0.7%

Electric Utilities -0.7%
9,000	Power Grid Corp. of India, Ltd.-Macquarie Bank, Ltd (a)	18,927

	Total Equity-Linked Structured Notes (Cost $21,106)	18,927

Principal Amount

Short-Term Investments-4.5%
$115,000	State Street Eurodollar Time Deposit, 0.01%	115,000

	Total Short-Term Investments (Cost $115,000)	115,000

	Total Investments (Cost $2,229,906)-100.0%	2,564,804
	Other Assets in Excess of Liabilities-0.0%*	224

	TOTAL NET ASSETS 100.0%	$2,565,028

Percentages are stated as a percent of net assets.
* Amount is less than 0.05%.
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 0.7% of the Fund’s net assets.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
INR-Indonesian Rupee
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.

Alpine Series Trust

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the NYSE is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not available or determined to be reliable, through procedures and/or guidelines established by the Board of Trustees. In computing the Fund’s net asset value, equity securities that are traded on a securities exchange in the United States are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset values are not calculated. As stated above, if the market prices are not readily available or not reflective of the fair value of the security, as of the close of the regular trading on the NYSE (normally, 4:00 p.m., Eastern time), the security will be priced at fair value following procedures approved by the Board of Trustees.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board of Trustees. The Board has approved the use of Interactive Data’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

As of January 31, 2011, the Dynamic Dividend Fund and the Accelerating Dividend Fund held securities that are fair valued, which comprised 2.0% and 0.7%, respectively, of each Fund’s net assets.

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1—	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used to value the Funds’ net assets as of January 31, 2011:

Dynamic Dividend Fund *	Level 1 **	Valuation Inputs Level 2 **	Level 3	Total Value

Common Stocks
Automobiles & Components	$16,198,249	$—	$—	$16,198,249
Capital Goods	82,150,918	—	—	82,150,918
Commercial & Professional Services	16,372,640	—	—	16,372,640
Consumer Durables & Apparel	26,111,406	—	—	26,111,406
Consumer Services	24,222,736	—	—	24,222,736
Diversified Financials	69,799,409	—	—	69,799,409
Energy	76,289,712	—	—	76,289,712
Food & Staples Retailing	21,059,282	—	—	21,059,282
Food, Beverage & Tobacco	19,826,889	—	—	19,826,889
Health Care Equipment & Services	6,868,586	—	—	6,868,586
Household & Personal Products	21,135,947	—	—	21,135,947
Materials	42,193,814	—	—	42,193,814
Media	19,404,553	—	—	19,404,553
Pharmaceuticals, Biotechnology & Life Sciences	25,149,710	—	—	25,149,710
Retailing	1,724,879	—	—	1,724,879
Semiconductors & Semiconductor Equipment	11,528,000	—	—	11,528,000
Software & Services	22,542,731	2,301,523	—	24,844,254
Technology, Hardware & Equipment	6,873,101	—	—	6,873,101
Telecommunication Services	15,479,212	—	—	15,479,212
Transportation	33,165,242	—	—	33,165,242
Utilities	45,411,253	—	—	45,411,253
Equity-Linked Structured Notes	—	13,032,386	—	13,032,386
Investment Companies	8,044,823	—	—	8,044,823

Total	$611,553,092	$15,333,909	$—	$626,887,001

Other Financial Instruments

Liabilities
Forward Currency Contracts	$—	$(2,384,038)	$—	$(2,384,038)

Total	$—	$(2,384,038)	$—	$(2,384,038)

Accelerating Dividend Fund *

Common Stocks	$2,430,877	$—	$—	$2,430,877
Equity-Linked Structured Notes	—	18,927	—	18,927
Short-Term Investments	—	115,000	—	115,000

Total	$2,430,877	$133,927	$—	$2,564,804

Dynamic Financial Services Fund *

Common Stocks	$8,821,915	$—	$—	$8,821,915
Investment Companies	214,921	—	—	214,921

Total	$9,036,836	$—	$—	$9,036,836

Dynamic Innovators Fund *	Level 1 **	Valuation Inputs Level 2 **	Level 3	Total Value

Common Stocks
Aerospace & Defense	$112,800	$—	$—	$112,800
Biotechnology	99,800	—	—	99,800
Chemicals	791,750	—	—	791,750
Commercial Banks	334,730	—	—	334,730
Computers & Peripherals	313,830	—	—	313,830
Diversified Financial Services	246,848	—	—	246,848
Diversified Telecommunication Services	148,900	—	—	148,900
Electrical Equipment	566,040	—	—	566,040
Electronic Equipment, Instruments & Components	1,495,868	—	—	1,495,868
Health Care Equipment & Supplies	672,424	—	—	672,424
Health Care Providers & Services	1,218,541	—	—	1,218,541
Health Care Technology	295,375	—	—	295,375
Internet & Catalog Retail	1,285,560	—	—	1,285,560
Internet Software & Services	420,252	—	—	420,252
Life Sciences Tools & Services	859,470	—	—	859,470
Machinery	1,292,537	—	250	1,292,787
Pharmaceuticals	78,400	—	—	78,400
Semiconductors & Semiconductor Equipment	497,110	—	—	497,110
Software	1,083,360	—	—	1,083,360

Total	$11,813,595	$—	$250	$11,813,845

Dynamic Transformations Fund *

Common Stocks	$6,207,173	$—	$—	$6,207,173
Short-Term Investments	—	177,000	—	177,000

Total	$6,207,173	$177,000	$—	$6,384,173

Dynamic Balance Fund *

Common Stocks	$48,028,466	$—	$—	$48,028,466
Bonds and Notes	—	13,851,012	—	13,851,012
Short-Term Investments	—	4,273,000	—	4,273,000

Total	$48,028,466	$18,124,012	$—	$66,152,478

*	For detailed sector descriptions, see accompanying Schedule of Portfolio Investments.

**

During the period ended January 31, 2011 there were no significant transfers between Level 1 and Level 2 securities. A security’s classification as Level 1 or Level 2 within the Fund can move on a daily basis throughout the period depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the funds calculate their NAV. If management determines the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Dynamic Innovators Fund

Balance as of October 31, 2010	$245
Accrued discounts / premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	5
Purchases	—
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	—

Balance as of January 31, 2011	$250

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Funds may use forward currency contracts to gain exposure to or hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

As of January 31, 2011, the Dynamic Dividend Fund had the following forward currency contracts outstanding:

Contracts		Settlement Date	Contract Amount (USD)	Fair Value (USD)	Net Unrealized Depreciation (USD)

To Sell:
4,650,000	Euro	05/31/2011	$6,045,093	$6,356,363	$(311,270)
90,000,000	Swedish Krona.	05/31/2011	12,992,638	13,883,975	(891,337)
8,810,000	British Pound	05/31/2011	13,630,920	14,097,064	(466,144)
119,000,000	Norwegian Krone	05/31/2011	19,762,419	20,477,706	(715,287)

The counterparty for the open forward currency contracts as of January 31, 2011 is State Street Bank and Trust Co.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows*:

Dynamic Dividend Fund

Cost of investments	$517,785,421
Gross unrealized appreciation	118,609,980
Gross unrealized depreciation	(9,508,400)

Net unrealized appreciation	$109,101,580

Accelerating Dividend Fund

Cost of investments	$2,228,562
Gross unrealized appreciation	377,888
Gross unrealized depreciation	(41,646)

Net unrealized appreciation	$336,242

Dynamic Financial Services Fund

Cost of investments	$12,546,576
Gross unrealized appreciation	363,982
Gross unrealized depreciation	(3,873,722)

Net unrealized depreciation	$(3,509,740)

Dynamic Innovators Fund

Cost of investments	$10,513,978
Gross unrealized appreciation	2,648,362
Gross unrealized depreciation	(1,348,495)

Net unrealized appreciation	$1,299,867

Dynamic Transformations Fund

Cost of investments	$4,631,173
Gross unrealized appreciation	1,983,600
Gross unrealized depreciation	(230,453)

Net unrealized appreciation	$1,753,147

Dynamic Balance Fund

Cost of investments	$64,185,289
Gross unrealized appreciation	11,544,138
Gross unrealized depreciation	(9,576,949)

Net unrealized appreciation	$1,967,189

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)

The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpine Series Trust

By (Signature and Title)	/s/ Samuel A. Lieber

Samuel A. Lieber, President

Date	April 1, 2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Samuel A. Lieber

Samuel A.Lieber, President

Date	April 1, 2011

By (Signature and Title)*	/s/ Ronald G. Palmer

Ronald G. Palmer, Jr., Chief Financial Officer

Date	April 1, 2011

* Print the name and title of each signing officer under his or her signature.